Cover	Aug. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2026
Registrant Name	FLOWSERVE CORPORATION
Entity Incorporation, State or Country Code	NY
Entity File Number	1-13179
Entity Tax Identification Number	31-0267900
Entity Address, Address Line One	5215 N. O'Connor Blvd., Suite 700,
Entity Address, Postal Zip Code	75039
Local Phone Number	443-6500
Title of 12(b) Security	Common Stock, $1.25 Par Value
Trading Symbol	FLS
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, City or Town	Irving,
Entity Address, State or Province	TX
City Area Code	(972)
Central Index Key	0000030625
Amendment Flag	false
Current Fiscal Year End Date	--12-31